EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 25.5%
Communication Services - 13.3%
Bumble, Inc. - Class A (a)	24,410	$ 625,628
Nextdoor Holdings, Inc. (a)	111,440	698,729
Snap, Inc. - Class A (a)	12,351	493,299
Twilio, Inc. - Class A (a)	3,847	672,456
Zoom Video Communications, Inc. - Class A (a)	1,340	177,684
		2,667,796
Digital Media - 7.8%
Alphabet, Inc. - Class A (a)	580	1,566,661

Streaming Video - 4.4%
Netflix, Inc. (a)	2,233	880,963

Consumer Discretionary - 16.0%
E-Commerce - 13.7%
Amazon.com, Inc. (a)	500	1,535,630
Farfetch Ltd. - Class A (a)	18,580	353,949
Sea Ltd. - ADR (a)	5,918	861,661
		2,751,240
Law Enforcement Technology - 2.3%
Axon Enterprise, Inc. (a)	3,255	456,513

Financials - 6.1%
Financial Services - 6.1%
Block, Inc. - Class A (a)	5,405	689,137
PayPal Holdings, Inc. (a)	4,788	535,921
		1,225,058
Health Care - 19.5%
Biotechnology - 10.4%
argenx SE - ADR (a)	1,954	562,186
Arrowhead Pharmaceuticals, Inc. (a)	10,824	476,256
Beam Therapeutics, Inc. (a)	5,575	436,801
Sarepta Therapeutics, Inc. (a)	7,812	598,477
		2,073,720

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Life Sciences Tools & Services - 2.1%
10X Genomics, Inc. - Class A (a)	5,205	$ 424,051

Medical Technology - 3.1%
DermTech, Inc. (a)	12,573	160,809
DexCom, Inc. (a)	1,118	462,751
		623,560
Pharmaceuticals - 3.9%
Ascendis Pharma A/S - ADR (a)	4,188	470,689
Revance Therapeutics, Inc. (a)	23,136	313,956
		784,645
Technology - 30.1%
Application Software - 21.2%
DocuSign, Inc. (a)	2,565	303,773
Freshworks, Inc. - Class A (a)	15,500	283,960
HubSpot, Inc. (a)	2,883	1,513,575
nCino, Inc. (a)	18,915	868,766
ServiceNow, Inc. (a)	2,202	1,276,984
		4,247,058
Business Services - 5.1%
Avalara, Inc. (a)	6,008	624,291
Fiverr International Ltd. (a)	5,005	394,945
		1,019,236
IT Security - 2.4%
Zscaler, Inc. (a)	2,010	480,691

IT Services - 1.4%
DigitalOcean Holdings, Inc. (a)	4,815	285,626

Total Common Stocks (Cost $21,565,999)		$ 19,486,818

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $1,427,059)	1,427,059	$ 1,427,059

Investments at Value - 104.3% (Cost $22,993,058)		$ 20,913,877

Liabilities in Excess of Other Assets - (4.3%)		(858,261)

Net Assets - 100.0%		$ 20,055,616

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.